Investments in associates - Summarized Aggregate Financial Information of Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ 1,330	$ 994	$ 1,839
Investments in associates	16,991	14,092
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	922	647	1,330
Investments in associates	10,059	8,243
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	408	347	509
Investments in associates	6,932	5,849
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	1,330	994	$ 1,839
Investments in associates	$ 16,991	$ 14,092